Accrued and Other Long-Term Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities, Current [Abstract]
Payroll and related costs	$ 77,482	$ 70,949
Excise and other taxes	67,932	58,556
Professional and other	28,093	32,237
Property taxes	20,175	17,567
Interest	17,093	9,251
Margin and other customer deposits	17,059	17,142
Fair value of open commodity hedging positions, net	10,273	4,889
Environmental reserves	10,099	8,377
Banking fees and other financing	189	1,311
Income taxes	0	48,170
Accrued liabilities	248,395	268,449
Other Liabilities, Noncurrent [Abstract]
Unrecognized tax benefits	42,049	12,000
Retiree plan obligations and other	10,529	10,802
Environmental reserves	8,195	10,086
Asset retirement obligations	7,822	7,539
Fair value of open commodity hedging positions, net	0	1,400
Other long-term liabilities	68,595	$ 41,827
Accrual for Environmental Loss Contingencies [Abstract]
Accrual for Environmental Loss Contingencies	18,463
Other Increase (Decrease) in Environmental Liabilities	2,000
Accrual for Environmental Loss Contingencies, Payments	(2,169)
Accrual for Environmental Loss Contingencies	18,294
Discounted [Member]
Accrual for Environmental Loss Contingencies [Abstract]
Accrual for Environmental Loss Contingencies	2,902
Other Increase (Decrease) in Environmental Liabilities	1,697
Accrual for Environmental Loss Contingencies, Payments	(966)
Accrual for Environmental Loss Contingencies	3,633
Undiscounted [Member]
Accrual for Environmental Loss Contingencies [Abstract]
Accrual for Environmental Loss Contingencies	15,561
Other Increase (Decrease) in Environmental Liabilities	303
Accrual for Environmental Loss Contingencies, Payments	(1,203)
Accrual for Environmental Loss Contingencies	$ 14,661